FINANCIAL STATEMENTS SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating costs and expenses:
General and administrative	¥ (214,856)	$ (30,262)	¥ (194,039)	¥ (165,150)
Total operating cost and expenses	4,134,403	582,318	2,089,395	1,348,534
Loss from operations	1,332,470	187,675	1,182,019	431,956
Interest (expense) income, net	12,895	1,816	281	(1,117)
Other expenses, net	14,834	2,089	43,447	16,952
Income before income taxes and share of gain from equity method investments	1,547,182	217,916	1,327,690	585,834
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	(7,133)	(1,005)	14,802	(5,229)
Comprehensive income	1,290,542	181,769	1,194,500	466,949
Parent Company
Operating costs and expenses:
General and administrative	(4,546)	(640)	(6,494)	(6,979)
Total operating cost and expenses	(4,546)	(640)	(6,494)	(6,979)
Loss from operations	(4,546)	(640)	(6,494)	(6,979)
Interest (expense) income, net	1,098	155	(76)	(1)
Other expenses, net	0	0	(13,445)	(154)
Income before income taxes and share of gain from equity method investments	(3,448)	(485)	(20,015)	(7,134)
Equity in earnings of subsidiaries and share of income from VIEs	1,301,067	183,251	1,199,673	479,220
Net income	1,297,619	182,766	1,179,658	472,086
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	(7,077)	(997)	14,842	(5,137)
Other comprehensive (loss) income	(7,077)	(997)	14,842	(5,137)
Comprehensive income	¥ 1,290,542	$ 181,769	¥ 1,194,500	¥ 466,949